PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 1,223	$ 799	$ 641
Write-offs of machinery and equipment	$ 1,030	$ 3	$ 3